SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

Management has performed a review of all events and transactions occurring after June 30, 2025 for items that would require adjustment to or disclosure in the accompanying condensed consolidated financial statements, noting no such items or transactions other than the following.

On July 11, 2025, the Company commenced a private placement common stock offering with a $2,500,000 minimum offering amount and a maximum offering amount of $5,000,000. The Company may in its discretion opt for an initial closing followed by rolling closings thereafter, and it is anticipated that the initial closing will occur once the Company has accepted subscriptions and received funds and other funding documents for at least the minimum offering amount, and that the last closing will occur no later than thirty days following the initial closing.

The price per share of common stock shall be an amount equal to 105% of the closing bid price per share of common stock on the Nasdaq Capital Market as of the trading day immediately preceding the initial closing; provided that if the Company utilizes rolling closings following the initial closing, the price per share for each subsequent closing shall be equal to the greater of (i) the price per share in the Initial Closing and (ii) an amount equal to 105% of the closing bid price per share of common stock on the Nasdaq Capital Market as of the trading day immediately preceding the applicable rolling closing. Proceeds from the offering will be used for working capital and general corporate purposes for both the Company and its subsidiary, SNAP Biosciences, Inc.

On July 14, 2025, Yorkville elected to convert all of the outstanding principal and interest balance of the January 2025 convertible promissory note. Yorkville converted $1,143,397 into 158,582 shares of common stock at a weighted average purchase price of $7.21 per share.

On July 25, 2025, the Company and a holder of its preferred stock, who is also a party to an existing consulting agreement with the Company, entered into an addendum to amend the terms of the consulting arrangement. Under the amendment, the Company agreed to prepay the final six months of the consulting agreement by offsetting the outstanding $125,000 subscription receivable previously recorded from the shareholder. The prepayment will be amortized over the remaining term of the consulting agreement as services are rendered, thereby reducing the subscription receivable balance over time.

On July 29, 2025, the final 625 shares of the series A preferred stock were converted to common stock.